******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21758
Reporting Period: 07/01/2008 - 06/30/2009
Clipper Funds Trust









======================== CLIPPER FUNDS TRUST ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT